Stockholders' Equity / (Deficit) - Summary of Fair Value of Options Granted (Details) (10-K) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Exercise price		$ 28.20
Expected stock price volatility		222.00%
Risk-free rate of interest		2.78%
Term (years)	0 years	10 years